Retirement Benefit Obligations	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Retirement Benefit Obligations
20. Retirement Benefit Obligations
Retirement benefit obligations at December 31, 2024 and 2023, consist of the following:

	2024	2023
Non-qualified deferred compensation plan	4,037	3,386
Pension benefits	(173)	(207)
Other post-retirement benefits	1,253	1,131
Retirement benefit obligations	5,117	4,310

Non‐qualified deferred compensation plan
This plan is intended to constitute an unfunded plan of deferred compensation for a selected group of highly compensated employees under the Employee Income Security Act of 1974 ("ERISA"). For this purpose, the Company created an irrevocable trust to facilitate the payment of deferred compensation to participants under the plan. Participants are eligible to defer from 0% to 20% of eligible compensation for the applicable plan year. There were no costs for the plan for the year ended December 31, 2024, 2023, or 2022.
Defined benefit plans
The Company operates a defined benefit pension plan and other post-retirement benefit plans. The method of accounting for the latter, as well as the valuation assumptions and the frequency of valuations, are similar to those used for the defined benefit pension plan.
The defined benefit pension plan and all but one of the other post-retirement benefit plans have been frozen for new participants and credited service. One post-retirement benefit plan exists (for certain active and former employees) whereby eligible retirees receive benefits consisting primarily of assistance with medical insurance costs between the dates of early retirement and Medicare eligibility.
At December 31, 2024, the defined benefit pension plan assets are invested 95% in fixed income investments (2023: 95%), 5% in other various investments (2023: 5%), 0% in equity investments (2023: 0%). The discount rate adopted for the study of the pension plans was 5.35% at December 31, 2024 (4.84% at December 31, 2023).
In 2025 there is no contribution due under the minimum requirement of the Employee Retirement Income Security Act of 1974 (ERISA). As a result, the Company does not expect to contribute to its defined benefit pension plans in 2025. The Company’s other post-retirement benefit plans are unfunded obligations and will be funded, consistent with past practice, on a pay-as-you-go basis.
20. Retirement Benefit Obligations (continued)
Defined contribution plans
The Company sponsors a defined contribution retirement and 401(k) savings plan, which covers substantially all employees of the Company. The plan provides for voluntary employee pre-tax and after-tax contributions for eligible employees. The Company matches 50% of eligible employees’ contributions up to 8% of the employee’s eligible wages, subject to IRS limitations on maximum elective deferrals. Total costs charged against income for this element of the plan was $7,292, $6,421, and $5,860 for the years ended December 31, 2024, 2023, and 2022, respectively. Additionally, the Company recognized income from 401k match forfeitures of $565, $792 and $245 for the years ended December 31, 2024, 2023 and 2022 respectively.
Information about the Company’s defined benefit pension and other post-retirement benefit plans is presented below:

				Other Post-retirement
	Pension Benefits			Benefits
	2024	2023	2022	2024	2023	2022

Benefit obligations	$9,361	$10,294	$10,594	$1,253	$1,131	$1,097
Fair value of plan assets	9,534	10,501	10,235	—	—	—
Accrued (gain)/cost, December 31	$(173)	$(207)	$359	$1,253	$1,131	$1,097

Changes in the present value of the defined benefit obligations for the years ended December 31, 2024 and 2023 are as follows:

			Other Post-retirement
	Pension Benefits		Benefits
	2024	2023	2024	2023
Benefit obligations, January 1	$10,294	$10,594	$1,131	$1,097
Service cost	—	—	3	3
Interest cost	461	502	53	53
Benefits paid	(952)	(860)	(99)	(72)
Actuarial (gain)/loss	(442)	58	119	50
Other	—	—	46	—
Benefit obligations, December 31	$9,361	$10,294	$1,253	$1,131

Discount rate used in computing ending obligations	5.35%	4.84%	5.35%	4.84%
20. Retirement Benefit Obligations (continued)
The following rates of increase in the cost of covered health care benefits was assumed:

	Other Post-retirement Benefits
	2024	2023
2023	N/A	6.0%
2024	7.5%	5.5%
2025	7.5%	5.3%
2026	7.3%	4.8%
2027	7.0%	4.5%
2028	6.8%	4.5%
2029	6.3%	4.5%
2030	6.0%	4.5%
2031	5.8%	4.5%
2032	5.5%	4.5%
2033	5.3%	4.5%
2034	5.0%	4.5%
2035	4.8%	4.5%
2036 and thereafter	4.5%	4.5%
Changes in the fair value of plan assets for the years ended December 31, 2024 and 2023 are as follows:

			Other Post-retirement
	Pension Benefits		Benefits
	2024	2023	2024	2023
Fair value of plan assets, January 1	$10,501	$10,235	$—	$—
Return on plan assets	72	1,405	—	—
Contributions	—	—	99	72
Administrative expenses	(87)	(279)	—	—
Benefits paid	(952)	(860)	(99)	(72)
Fair value of plan assets,	$9,534	$10,501	$—	$—

20. Retirement Benefit Obligations (continued)
The estimated future benefit payments at December 31, 2024, 2023 and 2022 are as follows:

				Other Post-retirement
	Pension Benefits			Benefits
	2024	2023	2022	2024	2023	2022

Year 1	$1,368	$1,368	$956	$135	$113	$103
Year 2	888	919	948	101	102	108
Year 3	861	896	926	108	99	111
Year 4	825	869	904	112	101	92
Year 5	796	833	877	107	96	94
Years 6-10	3,540	3,736	3,924	462	405	409
Years 10+	6,489	7,189	7,917	733	688	715
	$14,767	$15,810	$16,452	$1,758	$1,604	$1,632
Movements in the net pension and other post-retirement benefit liabilities during the years ended 2024, 2023 and 2022 are as follows:

				Other Post-retirement
	Pension Benefits			Benefits
	2024	2023	2022	2024	2023	2022
Accrued cost, January 1	$(207)	$359	$417	$1,131	$1,097	$1,405
Expense recognized in the income statement	71	290	174	56	56	39
Amount recognized as other comprehensive (income)/loss	(37)	(856)	(232)	119	50	(306)
Contributions	—	—	—	(99)	(72)	(41)
Other	—	—	—	46	—	—
Accrued (gain)/loss, December 31	$(173)	$(207)	$359	$1,253	$1,131	$1,097
The components of net periodic pension and other post-retirement benefit costs for the years ended December 31, 2024, 2023, and 2022 are as follows:

				Other Post-retirement
	Pension Benefits			Benefits
	2024	2023	2022	2024	2023	2022
Service cost	$—	$—	$—	$3	$3	$4
Administrative expenses	87	279	170	—	—	—
Net interest cost	(16)	11	4	53	53	35
Net periodic pension expense	71	290	174	56	56	39
Other comprehensive (income)/loss	(37)	(856)	(232)	119	50	(306)
Total comprehensive (income)/loss	$34	$(566)	$(58)	$175	$106	$(267)
20. Retirement Benefit Obligations (continued)
The amounts recorded in other comprehensive (income)/loss for the years ended December 31, 2024, 2023, and 2022 are as follows:

	2024	2023	2022
Cost of goods sold	$90	$282	$174
Finance cost	37	64	39
Net periodic expense	127	346	213
Other comprehensive (income)	82	(806)	(538)
Comprehensive (income)/loss	$209	$(460)	$(325)
The components of actuarial (gains)/losses included in other comprehensive (income)/loss for the years ended December 31, 2024, 2023, and 2022 are as follows:

	2024	2023	2022
Asset loss/(gain)	$404	$(914)	$2,503
Demographic (gain)/loss	(23)	(160)	(243)
Assumption (gain)/loss	(299)	268	(2,798)
Total actuarial loss/(gain)	$82	$(806)	$(538)
A one percentage point change in the assumed rate of increase in healthcare costs would have the following effects:

	Increase	Decrease
2024
Effect on the aggregate current service cost and interest cost	$3	$(3)
Effect on other post-retirement benefit obligations	$73	$(65)
2023
Effect on the aggregate current service cost and interest cost	$3	$(3)
Effect on other post-retirement benefit obligations	$72	$(64)
2022
Effect on the aggregate current service cost and interest cost	$2	$(2)
Effect on other post-retirement benefit obligations	$70	$(62)
A one percentage point change in the assumed discount rate would have the following effects:

	Increase	Decrease
2024
Effect on the aggregate current service cost and interest cost	$6	$(7)
Effect on pension and other post-retirement benefit obligations	$(686)	$786
2023
Effect on the aggregate current service cost and interest cost	$6	$(7)
Effect on pension and other post-retirement benefit obligations	$(782)	$902
2022
Effect on the aggregate current service cost and interest cost	$9	$(11)
Effect on pension and other post-retirement benefit obligations	$(809)	$934